Share-Based Compensation - Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 3 months 18 days
Risk-free interest rate	1.50%	2.40%
Expected volatility	41.10%	43.70%
Expected dividend yield	0.00%	0.00%
Estimated grant date fair value per ordinary share	$ 15.38	$ 10.50